Ferring Asset Purchase Agreement and Discontinued Operations - Narrative (Q3) (Details) $ in Thousands		1 Months Ended	6 Months Ended	10 Months Ended
	Mar. 08, 2017 USD ($) payment	Apr. 30, 2017 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2018 USD ($)
Asset Purchase Agreement and Discontinued Operations [Line Items]
Maximum potential proceeds from divestiture	$ 12,700
Proceeds from sale of rights to Vitaros product line	$ 11,500
Payment from sale of product-related inventory		$ 709
Number of expected quarterly payments for transition services | payment	2
Payment amount to be received for transition services			$ 500
Liabilities assumed by purchaser after closing date				$ 1,100
Aggregate liability under indemnification claims	$ 2,000
Accrued expenses related to discontinued operations					$ 20
Loan And Security Agreement
Asset Purchase Agreement and Discontinued Operations [Line Items]
Repayments of debt	$ 6,600